Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred stock; shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock; shares authorized	975,000,000	975,000,000	975,000,000
Common stock; par value	$ 0.001	$ 0.001	$ 0.001
Common stock; shares issued	169,721,077	153,186,804	100,773,923
Common stock; shares outstanding	169,721,077	153,186,804	100,773,923
Treasury stock; shares	13,000,000	12,750,000
Series C Convertible Preferred Stock [Member]
Preferred stock; shares issued	0	2,200,000	0
Preferred stock; shares outstanding	0	2,200,000	0
Preferred stock, liquidation preference	$ 0.001	$ 0.001	$ 0.001